Equity Shares - Summary of Changes and Balances to the Components of Accumulated Other Comprehensive Loss (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2021 INR (₨)	Mar. 31, 2021 USD ($)	Mar. 31, 2020 INR (₨)	Mar. 31, 2019 INR (₨)
Accumulated Other Comprehensive Income Loss [Line Items]
Beginning Balance	₨ 27,217		₨ 25,396	₨ 13,275
Adjustments during the year	965	$ 13.3	(1,189)	(453)
Ending Balance	24,452	334.3	27,217	25,396
Foreign Currency Translation, Net of Taxes [Member]
Accumulated Other Comprehensive Income Loss [Line Items]
Beginning Balance	(7,682)		(2,871)	(528)
Adjustments during the year	1,600		(4,811)	(2,343)
Ending Balance	(6,082)	(83.2)	(7,682)	(2,871)
Cashflow Hedge, Net of Taxes [Member]
Accumulated Other Comprehensive Income Loss [Line Items]
Beginning Balance	5,745		2,123	210
Adjustments during the year	(635)		3,622	1,913
Ending Balance	5,110	69.9	5,745	2,123
Unrealized (Loss)/Gain on Available-for-sale Securities, Net of Taxes [Member]
Accumulated Other Comprehensive Income Loss [Line Items]
Beginning Balance				23
Adjustments during the year				(23)
Accumulated Other Comprehensive Loss [Member]
Accumulated Other Comprehensive Income Loss [Line Items]
Beginning Balance	(1,937)		(748)	(295)
Adjustments during the year	965		(1,189)	(453)
Ending Balance	₨ (972)	$ (13.3)	₨ (1,937)	₨ (748)